49644 1/99
PROSPECTUS SUPPLEMENT
dated January 20, 1999 to:
-----------------------------------------------------------------

PUTNAM GLOBAL GROWTH FUND (THE "FUND")
Prospectuses dated February 28, 1998

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc. ("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                       Business experience
                          Year         (at least 5 years)
                          -------      ------------------------

Robert J. Swift           1996         Employed as an investment
Managing Director                      professional by Putnam
                                       Management since 1995.
                                       Prior to August, 1995,
                                       Mr. Swift was Director
                                       and Senior Portfolio
                                       Manager at IAI
                                       International/Hill Samuel
                                       Investment Advisors.

Kelly A. Morgan           1996         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since 1996.
Prior
                                       to December, 1996, Ms.
                                       Morgan was Senior Vice
                                       President of Alliance
                                       Capital Management L.P.

David J. Santos           1999         Employed as an investment
Senior Vice President                  professional by Putnam
                                       Management since 1986.

Lisa Svensson             1998         Employed as an investment
Senior Vice President                       professional by
                                       Putnam Management since
                                       1994.  Prior to July,
                                       1994, Ms. Svensson
                                       attended Alfred P. Sloan
                                       School of Management,
                                       Massachusetts Institute
                                       of Technology.

Manuel Weiss              1998         Employed as an investment
Senior Vice President                  professional by Putnam
                                            Management since
                                       1987.

Olivier M. Rudigoz        1998         Employed as an investment
Vice President                              professional by
                                       Putnam Management since
                                       1998.  Prior
                                            to April, 1998, Mr.
                                       Rudigoz
                                            was a Portfolio
                                       Manager at
                                            Paribus Asset
                                       Management.